4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
(Dollars in thousands)
	2013	2012

Land	$3,667	3,657
Buildings and improvements	15,126	14,815
Furniture and equipment	16,239	17,660

Total premises and equipment	35,032	36,132

Less accumulated depreciation	18,674	20,258

Total net premises and equipment	$16,358	15,874